Oct. 31, 2018
Neuberger Berman Commodity Strategy Fund
Share Classes: ACI
Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Commodity Strategy Fund
Supplement to the Summary Prospectus and Prospectus dated February 28, 2019, as amended and supplemented

Effective immediately, the following changes apply to the Summary Prospectus and Prospectus for the Neuberger Berman Commodity Strategy Fund:

The following is added to the section titled "Principal Investment Risks" in the summary prospectus and prospectus:

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

The date of this supplement is July1, 2019.

 Please retain this supplement for future reference.

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